FRANKLIN TEMPLETON INVESTMENTS
                            Broward Financial Centre
                       500 East Broward Blvd., Suite 2100
                          FortLauderdale, FL 33394-3091
                                Fax 954.847.2288
                                Tel 954.527.7500






May 1, 2003

Filed Via EDGAR (CIK #0000856138)
Securities and Exchange Commission Judiciary
Plaza 450 Fifth Street, N.W.
Washington, D.C. 20549-1004

      Re: Templeton Global Opportunities Trust
          File Nos. 033-31267 and 811-5914

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 29, 2003.

Sincerely,

TEMPLETON GLOBAL OPPORTUNITIES TRUST


/s/ROBERT C. ROSSELOT

Robert C. Rosselot
Assistant Secretary